Lease Liability (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liability [Abstract]
Schedule of Lease Liability
	Maturity	Incremental borrowing rate	December 31, 2023	December 31, 2022
Current	2023	10.25%	$135,337	$214,058
Non-current	2024	10.25%	—	116,763
			$135,337	$330,821

Schedule of Lease Liability Recognized	The details of the lease liability recognized as at December 31, 2023 are as follows:
Cost:	Land Lease	Office Lease	Total
Balance, December 31, 2021	$2,418,706	$—	$2,418,706
Present value of lease payments	—	432,335	432,335
Accrued interest	103,816	17,059	120,875
Cash payments	—	(80,000)	(80,000)
Accounts payable	—	(20,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)	(2,375,590)	—	(2,375,590)
Movement in exchange rates	(146,932)	(18,573)	(165,505)
Balance, December 31, 2022	—	330,821	330,821
Accrued interest	—	25,942	25,942
Cash payments	—	(60,000)	(60,000)
Accounts payable	—	(180,000)	(180,000)
Movement in exchange rates	—	18,574	18,574
Balance, December 31, 2023	$—	$135,337	$135,337

Schedule of Undiscounted Minimum Lease Payments Remaining	The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2023:
Year ended December 31:
2023	$—
2024	140,000
$140,000